UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2008
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	August 5, 2008



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 48

Form 13F Information Table Value Total : $127918


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1854    35000 SH       Sole                    35000
Activision, Inc.               COM              004930202     8143   239000 SH       Sole                   239000
Advent Software                COM              007974108     6217   172320 SH       Sole                   172320
Akamai Technologies            COM              00971T101     2599    74700 SH       Sole                    74700
Alexza Pharmaceuticals         COM              015384100      696   176650 SH       Sole                   176650
Aruba Networks Inc             COM              043176106     1057   202150 SH       Sole                   202150
Automatic Data Processing, Inc COM              053015103      290     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104     1326    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1811       15 SH       Sole                       15
Berk. Hath. Class B            COM              084670207     2291      571 SH       Sole                      571
Cavium Networks, Inc.          COM              14965A101     5163   245850 SH       Sole                   245850
Cisco Systems                  COM              17275R102      585    25150 SH       Sole                    25150
Constant Contact, Inc          COM              210313102     2904   154051 SH       Sole                   154051
Data Domain, Inc.              COM              23767P109     4542   194703 SH       Sole                   194703
Dolby Laboratories, Inc.       COM              25659T107     6402   158870 SH       Sole                   158870
EMC Corporation                COM              268648102      981    66762 SH       Sole                    66762
Ebay                           COM              278642103      273    10000 SH       Sole                    10000
Electronic Arts                COM              285512109     7036   158371 SH       Sole                   158371
Exelixis, Inc.                 COM              30161Q104      579   115840 SH       Sole                   115840
FormFactor, Inc.               COM              346375108     3540   192087 SH       Sole                   192087
Gameloft                       COM              5984273FR     1865   392152 SH       Sole                   392152
General Electric               COM              369604103     1495    56016 SH       Sole                    56016
General Mills                  COM              370334104      810    13336 SH       Sole                    13336
Glu Mobile, Inc.               COM              379890106      449    92980 SH       Sole                    92980
Google Inc                     COM              38259P508     1579     3000 SH       Sole                     3000
Halliburton Co.                COM              406216101     1061    20000 SH       Sole                    20000
IBM                            COM              459200101     2621    22116 SH       Sole                    22116
InnerWorkings, Inc.            COM              45773Y105     3091   258412 SH       Sole                   258412
Intel Corp.                    COM              458140100     1074    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103     5237   189939 SH       Sole                   189939
Johnson & Johnson              COM              478160104     1038    16128 SH       Sole                    16128
Lamar Advertising              COM              512815101     2258    62675 SH       Sole                    62675
Linear Technology              COM              535678106     8050   247169 SH       Sole                   247169
Marvell Technology             COM              G5876H105     3521   199400 SH       Sole                   199400
Maxim Intgrtd. Prod.           COM              57772K101     5193   245515 SH       Sole                   245515
Minnesota Mining               COM              604059105      278     4000 SH       Sole                     4000
Neutral Tandem                 COM              64128B108     3468   198200 SH       Sole                   198200
Omniture, Inc.                 COM              68212S109     2713   146100 SH       Sole                   146100
Pfizer, Inc.                   COM              717081103      873    50000 SH       Sole                    50000
Riverbed Technology            COM              768573107     1225    89250 SH       Sole                    89250
Royal Dutch Shell PLC          COM              780259206      327     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     6475    94895 SH       Sole                    94895
Schering-Plough                COM              806605101      788    40000 SH       Sole                    40000
Schlumberger Ltd.              COM              806857108     1719    16000 SH       Sole                    16000
SuccessFactors, Inc            COM              864596101     3944   360225 SH       Sole                   360225
Target CP                      COM              239753106      611    13140 SH       Sole                    13140
VMWare                         COM              928563402     4439    82425 SH       Sole                    82425
eHealth, Inc.                  COM              28238P109     3425   193932 SH       Sole                   193932